Components of Segment Profit or Loss (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	¥ 26,495	¥ 226,503	¥ (65,663)
Other income	42,453	68,656	23,478
Other expenses	(43,207)	(53,075)	(38,726)
Consolidated income (loss) before income taxes	25,741	242,084	(80,911)
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	118,230	194,294	898
Operating Segments | Mobile Products & Communications
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	(75,037)	(97,170)	7,246
Operating Segments | Game
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	(8,058)	1,735	29,302
Operating Segments | Imaging Products & Solutions
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	26,327	1,442	19,641
Operating Segments | Home Entertainment & Sound
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	(25,499)	(84,315)	(199,461)
Operating Segments | Devices
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	(12,981)	43,895	(22,126)
Operating Segments | Pictures
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	51,619	47,800	34,130
Operating Segments | Music
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	50,208	37,218	36,887
Operating Segments | Financial Services
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	170,292	142,209	129,283
Operating Segments | All Other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	(58,641)	101,480	(34,004)
Corporate and elimination
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	¥ (91,735)	¥ 32,209	¥ (66,561)